Common Stock and Common Stock Warrants - Schedule of Reserved Shares of Common Stock (Details) - shares	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Schedule of Reserved Shares of Common Stock [Abstract]
Common stock warrants	25,670,265	25,670,265	31,670,265
Employee stock purchase plan	3,174,434	3,174,434	2,628,996
Stock options and RSUs, issued and outstanding	18,299,560	19,164,660	11,979,368
Stock options and RSUs, authorized for future issuance	11,603,508	11,603,508	2,577,895
SAFE Agreement	2,750,000	2,750,000	2,750,000
Forward purchase agreements	6,720,000	6,720,000	6,720,000
Convertible notes	82,635,442	82,460,428	58,579,636
Deferred purchase price consideration	4,973,840	11,640,506
Total shares reserved	155,827,049	163,183,801	116,906,160